Property, plant and equipment - Detail net of accumulated depreciation and impairment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	$ 917,974	$ 781,606
Additions	(37,270)	(15,512)
Disposals and other	(7,706)	(9,074)
Exchange differences	(41,230)	43,982
Business combinations	62,487
Business disposals	(5,393)
Additions to the scope of consolidation		18,730
Transfer from assets and disposal groups classified as held for sale		98,242
Property, plant and equipment at end of the year	888,862	917,974
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	251,298	191,058
Additions	2,983	1,665
Disposals and other	(4,687)	(202)
Transfers from/(to) other accounts	24,823	5,228
Exchange differences	(10,743)	16,843
Business combinations	6,846
Business disposals	(35,211)
Additions to the scope of consolidation		1,648
Transfer from assets and disposal groups classified as held for sale		35,058
Property, plant and equipment at end of the year	235,309	251,298
Gross carrying amount | Plant and Machinery
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	1,490,804	1,220,055
Additions	9,104	1,849
Disposals and other	(34,612)	(56,475)
Transfers from/(to) other accounts	69,439	49,892
Exchange differences	(74,554)	96,709
Business combinations	53,337
Business disposals	(26,471)
Additions to the scope of consolidation		97
Transfer from assets and disposal groups classified as held for sale		178,677
Property, plant and equipment at end of the year	1,487,047	1,490,804
Gross carrying amount | Other Fixtures, Tools and Furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	8,533	5,972
Additions	12	2,262
Disposals and other	(1,084)	(607)
Transfers from/(to) other accounts	4,850	377
Exchange differences	(405)	450
Business combinations	82
Business disposals	(43)
Transfer from assets and disposal groups classified as held for sale		79
Property, plant and equipment at end of the year	11,945	8,533
Gross carrying amount | Advances Property, Plant and Equipment in the Course of Construction
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	128,584	49,865
Additions	99,016	71,204
Disposals and other	(2,657)	(1,029)
Transfers from/(to) other accounts	(97,086)	(58,480)
Exchange differences	(5,941)	9,225
Business combinations	1,790
Business disposals	(342)
Additions to the scope of consolidation		16,985
Transfer from assets and disposal groups classified as held for sale		40,814
Property, plant and equipment at end of the year	123,364	128,584
Gross carrying amount | Mineral Reserves
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	60,359	59,989
Transfers from/(to) other accounts		(90)
Exchange differences	(951)	460
Property, plant and equipment at end of the year	59,408	60,359
Gross carrying amount | Other Items of Property, Plant and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	32,364	32,203
Additions	4,293	1,455
Disposals and other	(587)	(164)
Transfers from/(to) other accounts	222	(58)
Exchange differences	(383)	(1,072)
Business combinations	432
Property, plant and equipment at end of the year	36,341	32,364
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(936,325)	(665,507)
Additions	(109,832)	(94,051)
Disposals and other	35,921	49,403
Transfers from/(to) other accounts	(2,248)	3,131
Exchange differences	48,455	(73,575)
Business disposals	56,674
Transfer from assets and disposal groups classified as held for sale		(155,726)
Property, plant and equipment at end of the year	(907,355)	(936,325)
Accumulated impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of the year	(117,643)	(112,029)
Additions	(42,846)	104
Exchange differences	3,292	(5,058)
Transfer from assets and disposal groups classified as held for sale		(660)
Property, plant and equipment at end of the year	$ (157,197)	$ (117,643)